Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Accounts receivable allowances	$ 241	$ 220
Other current receivables allowances	66	28
Property, equipment and capitalized software, accumulated depreciation and amortization	2,779	2,738
Other intangible assets, accumulated amortization	$ 1,350	$ 1,038
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10	10
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000
Common stock, issued	1,086	1,147
Common stock, outstanding	1,086	1,147